Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended	11 Months Ended		12 Months Ended
	Feb. 01, 2019	Feb. 29, 2016	Mar. 21, 2019	Apr. 18, 2019	Apr. 19, 2017	Jul. 15, 2017	Dec. 10, 2018	Dec. 11, 2017	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2015
Preferred stock shares outstanding									23,242		46,302
Common stock shares outstanding									13,360,356		12,843,414	12,038,647
Shares tendered, nominal value									$ 0		$ 0
Payments for tender offer expenses									$ 10,228		$ 0	$ 571
Dividend rate of preferred stock									2.00%
Gain/ (Loss) from stock redemption recognized in Retained Earnings									$ (18,855)			$ (571)
Series G | ADS Exchange Offer
Number of shares issued for the exchange offer					360
Series H | ADS Exchange Offer
Number of shares issued for the exchange offer					406
Series G and Series H
Percentage of the increase of the preferred dividend rate						0.25%
Series G and Series H | ADS Exchange Offer
Shares tendered, nominal value					$ 1,843
Payments for tender offer expenses					571
Restricted common stock
Forfeited shares of common stock									3,379		656	423
Restricted stock units | Issued in 2016
Vested stock units									334		85,000	84,333
Restricted stock units | Issued in 2017
Vested stock units									825		825
Dividends undeclared | Series G and Series H | ADS Exchange Offer
Dividends cancelled					$ 270
Dividends undeclared | First conversion
Dividends cancelled									$ 1,471
Dividends undeclared | Second conversion
Dividends cancelled									$ 916			$ 702
American Depositary Shares - The Series G
Preferred stock shares outstanding									5,350		14,191
Number of shares									2,000,000
Preferred Stock, Liquidation Preference Per Share									$ 2,500
Sale of Stock- Redemption price per share									$ 25
Dividend rate of preferred stock									8.75%
American Depositary Shares - The Series H
Preferred stock shares outstanding									17,682		28,612
Number of shares									4,800,000
Preferred Stock, Liquidation Preference Per Share									$ 2,500
Sale of Stock- Redemption price per share									$ 25
Dividend rate of preferred stock									8.625%
Convertible preferred stock
Preferred stock shares outstanding									210		3,499
Preferred stock liquidation preference												$ 10,000
Sale of Stock- Redemption price per share												$ 14
Convertible preferred stock | 10 years after the issuance date
Preferred stock liquidation preference									$ 10,000
Sale of Stock- Redemption price per share									$ 10
Common Stock
Number of common stock issued to employees							287,500	432,098		16,000
Converted Shares of Common Stock									352,770			179,015
Tender offer, stocks												62,581
Stock-based compensation expenses, shares granted	151,515								168,674		805,423	84,333
Common Stock | ADS Exchange Offer
Tender offer, stocks					62,582
Fair value of stock issued					$ 1,127
Common Stock | First conversion
Converted Shares of Common Stock												174,000
Common Stock | Dividends undeclared
Converted Shares of Common Stock									23,870
Common Stock | Dividends undeclared | First conversion
Conversion of Stock, Shares converted									1,980
Converted Shares of Common Stock									14,711
Price per common unit									$ 75
Common Stock | Dividends undeclared | Second conversion
Conversion of Stock, Shares converted									1,309
Converted Shares of Common Stock									9,159			5,015
Price per common unit									$ 41
Fair value of stock issued												$ 84
Preferred Stock
Conversion of Stock, Shares converted									3,289			2,436
Number of shares issued for the exchange offer									19,771			766
Preferred Stock | Dividends undeclared
Undeclared preferred dividends									$ 20,249
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount														$ 25,000
Acquisition of treasury stock, shares		114,791											94,858
Acquisition of treasury stock, value		$ 1,070											$ 818
Exchange program for 66 2/3% shares | American Depositary Shares - The Series G
Number of shares issued for the exchange offer				8,841
Shares tendered, nominal value				$ 21,271
Tender offer expenses				620
Payments for tender offer expenses				4,423
2024 Notes issued				3,879
Gain/ (Loss) from stock redemption recognized in Retained Earnings				12,568
Dividends cancelled				$ 6,798
Exchange program for 66 2/3% shares | American Depositary Shares - The Series H
Number of shares issued for the exchange offer			10,930
Shares tendered, nominal value			$ 26,297
Tender offer expenses			997
Payments for tender offer expenses			4,188
2024 Notes issued			4,747
Gain/ (Loss) from stock redemption recognized in Retained Earnings			16,365
Dividends cancelled			$ 7,678